RELATED PARTY BALANCES AND TRANSACTIONS - (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties		$ 212,805		$ 806,423
Amounts due to related parties		1,711,028		319,767
Rental expense to related parties		218,212		335,249
Revenue from related parties		10,078,276		541,758
Proceeds from Related Party Debt		6,024,096		0
Service Fee [Member]
Related Party Transaction [Line Items]
Rental expense to related parties		169,741		0
Hong Kong Sunward Fishery Restaurant Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[1]	70,962
Amounts due to related parties		1,414	[2]	0
Revenue from related parties		460,132	[3]	0
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		54,953	[1]	29,469
Amounts due to related parties		7,811	[2]	0
Revenue from related parties		82,155	[3]	38,179
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		22,129	[1]	29,831
Amounts due to related parties		11,271	[2]	0
Revenue from related parties		26,149	[3]	32,726
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		12,018	[1]	13,015
Amounts due to related parties		8,426	[2]	0
Revenue from related parties		15,692	[3]	17,573
Ningbo Yinzhou Sunward Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		984	[1]	149,033
Revenue from related parties		56,722	[3]	58,560
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[1]	260,623
Amounts due to related parties		905,260	[2]	0
Revenue from related parties		2,296,225	[3]	393,147
WM Ming Hotel [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		3,306	[2]	0
Revenue from related parties		37,631	[3]	1,573
WM Ming Hotel Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		6,613	[1]	1,815
Shanghai MIN Hongshi Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		23,797	[1]	0
Amounts due to related parties		0	[2]	319,767
Shanghai Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		71,031	[1]	0
Amounts due to related parties		69,935	[2]	0
Revenue from related parties		160,701	[3]	0
Shanghai Putuo Sunward Restaurant Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		6,235	[1]	0
Revenue from related parties		21,631	[3]	0
Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		14,437	[1]	0
Zhejiang Sunward Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[1]	128,845
Noodles Dao HK Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[1]	74,187
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties		296,727	[3]	0
Shanghai Congshao Dessert Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		361,356	[2]	0
Revenue from related parties		172,521	[3]	0
Tianjin Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		134,703	[2]	0
Revenue from related parties		676	[3]	0
Shenzhen Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		92,369	[2]	0
Revenue from related parties		865	[3]	0
Wuhan Congshao Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		91,845	[2]	0
Chung So Si Fong Dessert Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		23,332	[2]	0
Revenue from related parties		388,618	[3]	0
Xiao Nan Guo Holdings Limited [Member]
Related Party Transaction [Line Items]
Revenue from related parties		6,056,439	[3]	0
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue from related parties		5,392	[3]	0
CCLG [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	608		0
CCLG [Member] | Service Fee [Member]
Related Party Transaction [Line Items]
Rental expense to related parties		169,741	[4]	0
Xiao Nan Guo Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		0	[1]	48,643
Rental expense to related parties		218,212	[5]	335,249
Proceeds from Related Party Debt		$ 6,024,096	[6]	$ 0

[1]	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.
[2]	The amounts represent the payables due to related parties relating to online direct sales and online platform services.
[3]	The amounts represent the revenue generated from the Group’s online direct sales.
[4]	The amount represents the logistics fee charged by the related party for the Group’s online direct sales.
[5]	The amount represents the rental expense paid for the Group’s office.
[6]	The amount represents the interest-free loan borrowed by the Group from related party, which has been repaid by the Group in 2016.